Other Long-Term Assets (Tables)	12 Months Ended
Dec. 31, 2020
Trade and other non-current receivables [abstract]
Summary of other noncurrent assets explanatory
In $000s	Year Ended December 31, 2020	Year Ended December 31, 2019
Loan receivable	$5,001	$—
Right of use asset, net of amortization	2,651	3,138
Deferred financing costs	1,691	2,258
Other	1,600	374

To tal other long - term assets	$10,943	$5,770